Summary of significant accounting policies (Details) - Schedule of consolidated financial statements	12 Months Ended
Jun. 30, 2022
CACM [Member]
Summary of significant accounting policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	New York, USA
Ownership percentage	100.00%
Color Sky [Member]
Summary of significant accounting policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	Hong Kong
Ownership percentage	100.00%
Modern Pleasure[Member]
Summary of significant accounting policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	Hong Kong
Ownership percentage	100.00%
Color Metaverse [Member]
Summary of significant accounting policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	Singapore
Ownership percentage	100.00%
Color Star Ohio [Member]
Summary of significant accounting policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	Ohio, USA
Ownership percentage	100.00%